NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

Received SEC
MAR 23 2011
Washington, DC 20549

11005561

CERTARCA
001-15242

March 23, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Issuer: Deutsche Bank Aktiengesellschaft
Issuer CIK: 0001159508
Issuer File Number: 001-15242
Form 8-A Date: 3/23/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on March 16, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

**PowerShares DB 3x German Bund Futures
Exchange Traded Notes due March 31, 2021**

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance